Fair Value Disclosures - Schedule of Assets and Liabilities Measured on Recurring Basis at Fair Value (Details) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Assets:
Trading assets, at fair value	$ 16,308,807	$ 17,068,897
Derivative assets	418,408	166,775
Counterparty and Cash Collateral Netting, assets	(1,433,197)	(2,413,931)
Securities purchased under agreements to resell	25,000
Securities received as collateral	9,500	0
Available for sale securities	0	1,409,886
Liabilities:
Trading liabilities, at fair value	10,532,460	9,478,946
Derivative liability	527,205	1,127,653
Counterparty and Cash Collateral Netting, liabilities	(1,632,178)	(2,513,050)
Short-term borrowings	20,981
Long-term debt	1,215,285	686,170
Obligation to Return Securities Received as Collateral	9,500	0
Level 1
Assets:
Trading assets, at fair value	5,941,623	6,091,056
Derivative assets	2,809	34,841
Securities purchased under agreements to resell	0
Securities received as collateral	9,500
Available for sale securities		1,072,856
Liabilities:
Trading liabilities, at fair value	5,971,928	4,831,081
Derivative liability	871	26,473
Short-term borrowings	0
Long-term debt	0	0
Obligation to Return Securities Received as Collateral	9,500
Level 2
Assets:
Trading assets, at fair value	11,245,763	12,688,016
Derivative assets	1,833,907	2,539,943
Securities purchased under agreements to resell	0
Securities received as collateral	0
Available for sale securities		337,030
Liabilities:
Trading liabilities, at fair value	6,086,328	7,126,481
Derivative liability	2,066,455	3,586,694
Short-term borrowings	20,981
Long-term debt	735,216	485,425
Obligation to Return Securities Received as Collateral	0
Level 3
Assets:
Trading assets, at fair value	554,618	703,756
Derivative assets	14,889	5,922
Securities purchased under agreements to resell	25,000
Securities received as collateral	0
Available for sale securities		0
Liabilities:
Trading liabilities, at fair value	106,382	34,434
Derivative liability	92,057	27,536
Short-term borrowings	0
Long-term debt	480,069	200,745
Obligation to Return Securities Received as Collateral	0
Fair Value Measured at NAV
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative investments	586,934	394,359
Corporate equity securities
Assets:
Trading assets, at fair value	2,783,993	2,667,918
Liabilities:
Trading liabilities, at fair value	2,767,526	1,686,515
Obligation to Return Securities Received as Collateral	0	0
Corporate equity securities | Level 1
Assets:
Trading assets, at fair value	2,507,164	2,497,045
Liabilities:
Trading liabilities, at fair value	2,755,601	1,685,071
Corporate equity securities | Level 2
Assets:
Trading assets, at fair value	218,403	118,681
Liabilities:
Trading liabilities, at fair value	7,438	1,444
Corporate equity securities | Level 3
Assets:
Trading assets, at fair value	58,426	52,192
Liabilities:
Trading liabilities, at fair value	4,487	0
Corporate debt securities
Assets:
Trading assets, at fair value	2,479,735	2,692,664
Liabilities:
Trading liabilities, at fair value	1,471,482	1,506,140
Obligation to Return Securities Received as Collateral	0	0
Corporate debt securities | Level 1
Assets:
Trading assets, at fair value	0	0
Liabilities:
Trading liabilities, at fair value	0	0
Corporate debt securities | Level 2
Assets:
Trading assets, at fair value	2,472,245	2,683,180
Liabilities:
Trading liabilities, at fair value	1,471,142	1,505,618
Corporate debt securities | Level 3
Assets:
Trading assets, at fair value	7,490	9,484
Liabilities:
Trading liabilities, at fair value	340	522
Collateralized debt obligations and collateralized loan obligations
Assets:
Trading assets, at fair value	153,013	109,054
Collateralized debt obligations and collateralized loan obligations | Level 1
Assets:
Trading assets, at fair value	0	0
Collateralized debt obligations and collateralized loan obligations | Level 2
Assets:
Trading assets, at fair value	124,225	72,949
Collateralized debt obligations and collateralized loan obligations | Level 3
Assets:
Trading assets, at fair value	28,788	36,105
U.S. government and federal agency securities
Assets:
Trading assets, at fair value	2,260,242	1,846,206
Available for sale securities		1,072,856
Liabilities:
Trading liabilities, at fair value	1,851,981	1,384,295
U.S. government and federal agency securities | Level 1
Assets:
Trading assets, at fair value	2,101,624	1,789,614
Liabilities:
Trading liabilities, at fair value	1,851,981	1,384,295
U.S. government and federal agency securities | Level 2
Assets:
Trading assets, at fair value	158,618	56,592
Liabilities:
Trading liabilities, at fair value	0	0
U.S. government and federal agency securities | Level 3
Assets:
Trading assets, at fair value	0	0
Liabilities:
Trading liabilities, at fair value	0	0
Municipal securities
Assets:
Trading assets, at fair value	742,326	894,253
Liabilities:
Obligation to Return Securities Received as Collateral	0	0
Municipal securities | Level 1
Assets:
Trading assets, at fair value	0	0
Municipal securities | Level 2
Assets:
Trading assets, at fair value	742,326	894,253
Municipal securities | Level 3
Assets:
Trading assets, at fair value	0	0
Sovereign obligations
Assets:
Trading assets, at fair value	2,735,853	2,812,965
Liabilities:
Trading liabilities, at fair value	2,304,540	2,396,337
Obligation to Return Securities Received as Collateral	0	0
Sovereign obligations | Level 1
Assets:
Trading assets, at fair value	1,330,026	1,769,556
Liabilities:
Trading liabilities, at fair value	1,363,475	1,735,242
Sovereign obligations | Level 2
Assets:
Trading assets, at fair value	1,405,827	1,043,409
Liabilities:
Trading liabilities, at fair value	941,065	661,095
Sovereign obligations | Level 3
Assets:
Trading assets, at fair value	0	0
Liabilities:
Trading liabilities, at fair value	0	0
Residential mortgage-backed securities
Assets:
Trading assets, at fair value	1,086,806	2,183,232
Available for sale securities		210,518
Residential mortgage-backed securities | Level 1
Assets:
Trading assets, at fair value	0	0
Available for sale securities		0
Residential mortgage-backed securities | Level 2
Assets:
Trading assets, at fair value	1,069,066	2,163,629
Available for sale securities		210,518
Residential mortgage-backed securities | Level 3
Assets:
Trading assets, at fair value	17,740	19,603
Available for sale securities		0
Commercial mortgage-backed securities
Assets:
Trading assets, at fair value	430,170	830,292
Available for sale securities		15,642
Liabilities:
Trading liabilities, at fair value	35
Commercial mortgage-backed securities | Level 1
Assets:
Trading assets, at fair value	0	0
Available for sale securities		0
Liabilities:
Trading liabilities, at fair value	0
Commercial mortgage-backed securities | Level 2
Assets:
Trading assets, at fair value	424,060	819,406
Available for sale securities		15,642
Liabilities:
Trading liabilities, at fair value	0
Commercial mortgage-backed securities | Level 3
Assets:
Trading assets, at fair value	6,110	10,886
Available for sale securities		0
Liabilities:
Trading liabilities, at fair value	35
Other asset-backed securities
Assets:
Trading assets, at fair value	346,410	292,556
Available for sale securities		110,870
Other asset-backed securities | Level 1
Assets:
Trading assets, at fair value	0	0
Available for sale securities		0
Other asset-backed securities | Level 2
Assets:
Trading assets, at fair value	303,847	239,381
Available for sale securities		110,870
Other asset-backed securities | Level 3
Assets:
Trading assets, at fair value	42,563	53,175
Available for sale securities		0
Loans and other receivables
Assets:
Trading assets, at fair value	2,574,631	2,103,578
Liabilities:
Obligation to Return Securities Received as Collateral	0	0
Loans and other receivables | Level 1
Assets:
Trading assets, at fair value	0	0
Loans and other receivables | Level 2
Assets:
Trading assets, at fair value	2,460,551	2,056,593
Loans and other receivables | Level 3
Assets:
Trading assets, at fair value	114,080	46,985
Investments at fair value
Assets:
Trading assets, at fair value	238,100	396,254
Investments at fair value | Level 1
Assets:
Trading assets, at fair value	0	0
Investments at fair value | Level 2
Assets:
Trading assets, at fair value	32,688	0
Investments at fair value | Level 3
Assets:
Trading assets, at fair value	205,412	396,254
FXCM term loan
Assets:
Trading assets, at fair value	59,120	73,150
FXCM term loan | Level 1
Assets:
Trading assets, at fair value	0	0
FXCM term loan | Level 2
Assets:
Trading assets, at fair value	0	0
FXCM term loan | Level 3
Assets:
Trading assets, at fair value	59,120	73,150
Loans
Liabilities:
Trading liabilities, at fair value	1,609,691	1,378,006
Loans | Level 1
Liabilities:
Trading liabilities, at fair value	0	0
Loans | Level 2
Liabilities:
Trading liabilities, at fair value	1,600,228	1,371,630
Loans | Level 3
Liabilities:
Trading liabilities, at fair value	$ 9,463	6,376
U.S. government securities
Assets:
Available for sale securities		1,072,856
U.S. government securities | Level 1
Assets:
Available for sale securities		1,072,856
U.S. government securities | Level 2
Assets:
Available for sale securities		0
U.S. government securities | Level 3
Assets:
Available for sale securities		$ 0